Document and Entity Information	Mar. 25, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 25, 2024
Entity File Number	001-35182
Entity Registrant Name	AMPIO PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0179592
Entity Address, Address Line One	9800 Mount Pyramid Court
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	437-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	AMPE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001411906
Amendment Flag	false